Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 90,715	$ 70,684	$ 56,910
COST OF REVENUES	(27,325)	(20,105)	(13,432)
GROSS PROFIT	63,390	50,579	43,478
OPERATING EXPENSES:
Research and development expenses	(58,207)	(46,875)	(44,725)
Sales and marketing expenses	(16,959)	(14,214)	(13,657)
General and administrative expenses	(16,593)	(16,556)	(7,884)
TOTAL OPERATING EXPENSES	(91,759)	(77,645)	(66,266)
OPERATING LOSS	(28,369)	(27,066)	(22,788)
Change in fair value of Forfeiture Shares	2,907	(173)
Financial income (expenses), net	(1,770)	1,102	3,300
LOSS BEFORE INCOME TAXES	(27,232)	(26,137)	(19,488)
INCOME TAXES	(451)	(407)	(164)
LOSS AFTER INCOME TAXES	(27,683)	(26,544)	(19,652)
Equity in earnings of investee	16	10	17
NET LOSS	$ (27,667)	$ (26,534)	$ (19,635)
Basic and diluted net loss per Ordinary Share (in Dollars per share)	$ (0.28)	$ (1.15)	$ (3.25)
Weighted average number of shares used in computing net loss per Ordinary Share (in Shares)	97,820,782	33,031,205	10,448,218